Investment Objectives and Goals - KraneShares Photonic and Optical ETF	Jul. 08, 2026
Prospectus [Line Items]
Risk/Return [Heading]	KraneShares Photonic and Optical ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The KraneShares Photonic and Optical ETF (the “Fund”) seeks growth of capital.